Capital Management Policies and Procedures (Details) - GBP (£) £ in Thousands	Jun. 30, 2020	Jun. 30, 2019		Jun. 30, 2018	Jun. 30, 2017
Corporate Information And Statement Of IFRS Compliance [Abstract]
Equity	£ 236,327	£ 166,329	[1]		£ 48,720
Loans and borrowings	0	21
Less: Cash and cash equivalents	(101,327)	(70,172)	[1]	£ (15,048)	£ (23,571)
Total Capital	£ 135,000	£ 96,178

[1]	(1) See note 3C for additional details